Capital and share premium - Additional Information (Detail) - EUR (€) € / shares in Units, € in Thousands		6 Months Ended
	May 31, 2021	Jun. 30, 2021	Jun. 28, 2021	Jun. 14, 2021	May 21, 2021	Apr. 29, 2021	Apr. 09, 2021	Mar. 29, 2021	Jan. 08, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Share Capital		€ 53,913								€ 48,513
Number of ordinary shares		15,493,956
Common stock , par value		€ 0
Increase in capital		€ 0
Net Proceeds From Issue Of Ordinary Shares		€ 7,617
Par Value Per share		€ 3.48
Cumulative reclassification of losses from accumulated deficit to the share premium		€ 215,600
Issued capital [member]
Disclosure of classes of share capital [line items]
Increase in capital		5,400
Share premium [member]
Disclosure of classes of share capital [line items]
Increase in capital		2,200
Decrease In Share Premium Due to Absorption of Accounting Losses	€ 43,300
Decrease In Accumulated Deficit Due To Reclassification Of Accounting Losses Against Share Premium		43,300
Retained earnings [member]
Disclosure of classes of share capital [line items]
Cumulative reclassification of losses from accumulated deficit to the share premium		215,600
Decrease In Accumulated Deficit Due To Reclassification Of Accounting Losses Against Share Premium		43,300
American depositary shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares				6,800	182,000
Net Proceeds From Issue Of Ordinary Shares		€ 7,600
American depositary shares [Member] | Lincoln Park Capital Fund Llc [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares			300,000			300,000	300,000	200,000	262,812